Financial instruments and risk management (Disclosure of detailed information about capital employed ) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments And Risk Management [Abstract]
Long-term debt	$ 23,199,141	$ 40,262,470
Promissory notes	0	5,425,000
Development partnership liabilities	44,694,643	0
Asset backed preferred instrument	18,687,351	0
Shareholder's Equity excluding NCI	1,965,022	2,362,907
Capital Employed	$ 90,746,157	$ 48,050,377